Leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Schedule of Minimum Lease Payments
The weighted average minimum lease period is 3.3 years the undiscounted minimum lease payments are due in and reconcile to the discounted lease liabilities as follows:

March 31, 2019
(In thousands)
Next 12 months	$5,778
1 to 2 years	5,372
2 to 3 years	5,291
3 to 4 years	5,107
4 to 5 years	4,692
More than 5 years	8,780
Total undiscounted minimum lease payments	$35,020
Discount	(4,289)
Lease liability (current and non-current)	$30,731